UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexander Capital Management Group, LLC
Address: 1099 18th Street, Suite 2810
         Denver, CO  80202

13F File Number:  28-11324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott T. Farrar
Title:     Chief Operating Officer / Chief Compliance Officer
Phone:     303-298-1858

Signature, Place, and Date of Signing:

      /s/ Scott T. Farrar     Denver, CO     April 20, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     64

Form13F Information Table Value Total:     $143,409 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     5015   105130 SH       SOLE                   105130        0        0
APPLIED MATLS INC              COM              038222105     2521   234548 SH       SOLE                   234548        0        0
AT&T INC                       COM              00206R102     2833   112412 SH       SOLE                   112412        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     4202   119498 SH       SOLE                   119498        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     3665   129717 SH       SOLE                   129717        0        0
BAXTER INTL INC                COM              071813109     5822   113673 SH       SOLE                   113673        0        0
BED BATH & BEYOND INC          COM              075896100     2830   114346 SH       SOLE                   114346        0        0
BOSTON BEER INC                CL A             100557107      280    13428 SH       SOLE                    13428        0        0
BP PLC                         SPONSORED ADR    055622104      555    13841 SH       SOLE                    13841        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104      211     3500 SH       SOLE                     3500        0        0
CAMPBELL SOUP CO               COM              134429109      243     8891 SH       SOLE                     8891        0        0
CHEVRON CORP NEW               COM              166764100     5976    88869 SH       SOLE                    88869        0        0
CINTAS CORP                    COM              172908105     3507   141867 SH       SOLE                   141867        0        0
CISCO SYS INC                  COM              17275R102     4901   292256 SH       SOLE                   292256        0        0
COSTCO WHSL CORP NEW           COM              22160K105     3796    81961 SH       SOLE                    81961        0        0
CVS CAREMARK CORPORATION       COM              126650100     4279   155666 SH       SOLE                   155666        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1711    38282 SH       SOLE                    38282        0        0
DOLLAR TREE INC                COM              256746108      642    14418 SH       SOLE                    14418        0        0
EARTH SCIENCE INC              COM              270312200        1   446136 SH       SOLE                   446136        0        0
EXXON MOBIL CORP               COM              30231G102     7345   107852 SH       SOLE                   107852        0        0
GENERAL ELECTRIC CO            COM              369604103     2289   226455 SH       SOLE                   226455        0        0
HALLIBURTON CO                 COM              406216101     2817   182107 SH       SOLE                   182107        0        0
HEWLETT PACKARD CO             COM              428236103     5006   156148 SH       SOLE                   156148        0        0
HOME DEPOT INC                 COM              437076102     3181   135017 SH       SOLE                   135017        0        0
HONEYWELL INTL INC             COM              438516106     3088   110838 SH       SOLE                   110838        0        0
INTEL CORP                     COM              458140100      285    18950 SH       SOLE                    18950        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     4132    42642 SH       SOLE                    42642        0        0
ISHARES TR                     RUSL 2000 GROW   464287648      245     5335 SH       SOLE                     5335        0        0
ISHARES TR                     S&P 500 INDEX    464287200      364     4566 SH       SOLE                     4566        0        0
JOHNSON & JOHNSON              COM              478160104     3963    75347 SH       SOLE                    75347        0        0
JPMORGAN CHASE & CO            COM              46625H100     3738   140615 SH       SOLE                   140615        0        0
KIMBERLY CLARK CORP            COM              494368103     3132    67932 SH       SOLE                    67932        0        0
KRAFT FOODS INC                CL A             50075N104     3176   142498 SH       SOLE                   142498        0        0
LIFE TECHNOLOGIES CORP         COM              53217V109      200     6169 SH       SOLE                     6169        0        0
MICROSOFT CORP                 COM              594918104     3170   172588 SH       SOLE                   172588        0        0
MOTOROLA INC                   COM              620076109      103    24269 SH       SOLE                    24269        0        0
NORTHROP GRUMMAN CORP          COM              666807102     3383    77517 SH       SOLE                    77517        0        0
OFFICE DEPOT INC               COM              676220106       18    13487 SH       SOLE                    13487        0        0
PEPSICO INC                    COM              713448108      448     8699 SH       SOLE                     8699        0        0
PFIZER INC                     COM              717081103     2421   177774 SH       SOLE                   177774        0        0
PHILIP MORRIS INTL INC         COM              718172109      301     8464 SH       SOLE                     8464        0        0
PRAXAIR INC                    COM              74005P104     6042    89791 SH       SOLE                    89791        0        0
PRICE T ROWE GROUP INC         COM              74144T108     2034    70487 SH       SOLE                    70487        0        0
PROCTER & GAMBLE CO            COM              742718109      576    12228 SH       SOLE                    12228        0        0
PRUDENTIAL FINL INC            COM              744320102     1508    79265 SH       SOLE                    79265        0        0
QUALCOMM INC                   COM              747525103      249     6400 SH       SOLE                     6400        0        0
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407      291    14819 SH       SOLE                    14819        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      233    26475 SH       SOLE                    26475        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704      239    12985 SH       SOLE                    12985        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803      575    36784 SH       SOLE                    36784        0        0
TARGET CORP                    COM              87612E106     2606    75773 SH       SOLE                    75773        0        0
TEXAS INSTRS INC               COM              882508104     2226   134845 SH       SOLE                   134845        0        0
TIME WARNER CABLE INC          COM              88732J207      705    28421 SH       SOLE                    28421        0        0
TIME WARNER INC                COM              887317105     2196   113779 SH       SOLE                   113779        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      487    11338 SH       SOLE                    11338        0        0
US BANCORP DEL                 COM NEW          902973304      191    13084 SH       SOLE                    13084        0        0
V F CORP                       COM              918204108      330     5786 SH       SOLE                     5786        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2849    94323 SH       SOLE                    94323        0        0
WAL MART STORES INC            COM              931142103     2885    55375 SH       SOLE                    55375        0        0
WASTE MGMT INC DEL             COM              94106L109     2848   111243 SH       SOLE                   111243        0        0
WATERS CORP                    COM              941848103     3517    95181 SH       SOLE                    95181        0        0
WELLS FARGO & CO NEW           COM              949746101     1829   128435 SH       SOLE                   128435        0        0
XILINX INC                     COM              983919101     2892   150919 SH       SOLE                   150919        0        0
ZIMMER HLDGS INC               COM              98956P102      306     8377 SH       SOLE                     8377        0        0